Financial Risk Management (Financial Risk Factors, Derivatives, Reconciliation Of Hedging Reserves In Statement Of Profit Or Loss) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Net losses/(gains) on foreign exchange option contracts and commodity swaps contracts not qualifying as hedges	¥ 18,846	¥ (376)	¥ (12,315)
Commodity Swap Contracts [Member]
Disclosure of financial assets [line items]
Net losses/(gains) on foreign exchange option contracts and commodity swaps contracts not qualifying as hedges	18,997	0
Foreign Exchange Option Contract [Member]
Disclosure of financial assets [line items]
Net losses/(gains) on foreign exchange option contracts and commodity swaps contracts not qualifying as hedges	¥ (151)	¥ (376)